SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

● Basis of presentation and principles of consolidation

These accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently applied. The consolidated financial statements include the accounts of the Company, its subsidiaries, and the former VIE. All intercompany balances and transactions between the Company, its subsidiaries and the former VIE are eliminated upon consolidation.

● Consolidation of former Variable Interest Entity

A VIE is an entity that either has a total equity investment that is insufficient to finance its activities without additional subordinated financial support, or whose equity investments lack the characteristics of a controlling financial interest, such as through voting rights, and the right to receive the expected residual returns of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary of, and must consolidate, the VIE.

Guo Gang Tong Trade (Shenzhen) Co., Ltd was deemed to have a controlling financial interest in and be the primary beneficiary of Meiwu Shenzhen, the former VIE, because it had both of the following characteristics prior to the Termination:

(1)	The power to direct activities at Meiwu Shenzhen that most significantly impact such entity’s economic performance, and
(2)	The right to receive benefits from Meiwu Shenzhen that could potentially be significant to such entity.

Prior to the Termination, pursuant to the contractual arrangements with Meiwu Shenzhen, Meiwu Shenzhen paid service fees equal to all of its net profit after tax payments to WFOE. Such contractual arrangements were designed so that Meiwu Shenzhen operated for the benefit of Guo Gang Tong Trade (Shenzhen) Co. Ltd and ultimately, the Company.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

● Consolidation of Former Variable Interest Entity (continued)

The accounts of Meiwu Shenzhen and its subsidiaries were consolidated in our financial statements pursuant to ASC 810-10, Consolidation, as the Company was deemed as primary beneficiary of Meiwu Shenzhen due to the VIE agreements. As the VIE agreements were terminated at December 10, 2024, the accounts of the Meiwu Shenzhen and its subsidiaries are no longer consolidated in our financial statements for the six months ended June 30, 2025. The carrying amount of this former VIE’s assets and liabilities are as follows:

	As of June 30, 2025	As of December 31, 2024
Current assets	$-	$-
Right-of-use assets	-	-
Total assets	-	-
Total current liabilities	-	-
Total non-current liabilities	-	-

	For the six months ended June 30,
	2025	2024
Revenue	$-	$86,159
Cost of revenue	-	42,089
Operating expenses	-	402,932
Net loss	-	(358,349)

	For the six months ended June 30,
	2025	2024
Net cash used in operating activities	$-	$(231,248)
Net cash provided by financing activities	-	27,665
Effect of changes of foreign exchange rate on cash	-	270,340
Net increase in cash and cash equivalents	-	66,757

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

● Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Management makes these estimates using the best information available at the time the estimates are made; however actual results could differ from those estimates. Significant items subject to such estimates and assumptions include, but are not limited to, valuation of inventory, and recoverability of carrying amount and the estimated useful lives of fixed assets, and implicit interest rate of operating leases.

● Business combinations

The Company accounted for its business combination using the acquisition method of accounting in accordance with ASC 805 “Business Combinations”. The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Company to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the acquisition date amounts of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated income statements. During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Subsequent to the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any further adjustments are recorded in the consolidated income statements.

In a business combination achieved in stages, the Company re-measures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition date fair value and the re-measurement gain or loss, if any, is recognized in the consolidated income statements.

When there is a change in ownership interests or a change in contractual arrangements that results in a loss of control of a subsidiary, the Company deconsolidates the subsidiary from the date control is lost. Any retained non-controlling investment in the former subsidiary is measured at fair value and is included in the calculation of the gain or loss upon deconsolidation of the subsidiary.

● Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash in bank with no restrictions, as well as highly liquid investments which are unrestricted as to withdrawal or use, and which have remaining maturities of three months or less when initially purchased.

● Accounts receivable, net

Accounts receivable, net mainly represent amounts due from clients and are recorded net of allowance for doubtful accounts.

The Company mitigates the associated risks by performing credit checks and actively pursuing past due accounts. An allowance for doubtful accounts is established and recorded based on management’s assessment of historical bad debts, creditworthiness and financial conditions of the clients, current economic trends and changes in client payment patterns. Past due accounts are generally written off against the allowance for bad debts only after all collection attempts have been exhausted and the potential for recovery is considered remote. The allowance was $1,455,871 and $1,428,805 as of June 30, 2025 and December 31, 2024, respectively.

● Inventories, net

The Company values its inventories at the lower of cost or net realizable value. The cost of inventories is calculated using the first in first out basis.

Where there is evidence that the utility of inventories, in their disposal in the ordinary course of business, will be less than cost, whether due to physical deterioration, obsolescence, changes in price levels, or other causes, the inventories are written down to net realizable value. Net realizable value is the estimated selling price in the normal course of business less any costs to complete and sell products. Any idle facility costs or excessive spoilage are recorded as current period charges. There was no inventory impairment for the six months ended June 30, 2025 and 2024.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

● Advances to suppliers

Advances to suppliers represent prepayments made to certain suppliers of Clean Food. To ensure continuous high-quality supplies and favorable purchase prices of Clean Food, the Company is required from time to time to make cash advances when placing its purchase orders. The Company reviews its advances to suppliers on a periodic basis and makes general and specific allowances when there is doubt as to the ability of a supplier to provide supplies to the Company or refund the advance. As of June 30, 2025 and December 31, 2024, the allowances was nil.

● Intangible Assets

Indefinite-lived intangible assets are tested for impairment at least annually and are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Indefinite-lived intangible assets are impaired if their estimated fair values are less than their carrying values.

Finite-lived intangible assets are carried at cost less accumulated amortization and impairment if any. The finite-lived intangible assets are amortized over their estimated useful lives, which are the period over which the assets are expected to contribute directly or indirectly to the future cash flows of the Company. These intangible assets are tested for impairment at the time of a triggering event, if one were to occur. Finite-lived intangible assets may be impaired when the estimated undiscounted future cash flows generated from the assets are less than their carrying amounts.

The Company may rely on a qualitative assessment when performing impairment test for its intangible asset. Otherwise, the impairment evaluation is performed at the lowest level of identifiable cash flows independent of other assets.

The Company’s intangible assets mainly represent trademark acquired by the Company. Trademark is classified as finite-lived intangible assets and amortized over its useful life of approximately 10 years.

● Leases

From January 1, 2022, the Group adopted Accounting Standards Update (“ASU”) 2016-02, Lease (FASB ASC Topic 842). The adoption of Topic 842 resulted in the presentation of operating lease right-of-use (“ROU”) assets and operating lease liabilities on the consolidated balance sheet. The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Group elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Group assess whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

The right-of-use assets and related lease liabilities are recognized at the lease commencement date. The Company recognizes operating lease expenses on a straight-line basis over the lease term.

Right-of-use of assets

The Company recognizes right-of-use assets at the commencement date of the lease (i.e. the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets. All right-of-use assets are reviewed for impairment annually. There was no impairment for right-of-use lease assets for the six months ended June 30, 2025 and 2024.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Lease liabilities

Lease liability is initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the Group’s incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise fixed lease payments, variable lease payments that depend on an index or a rate, amounts expected to be payable under a residual value guarantee and any exercise price under a purchase option that the Group is reasonably certain to exercise. Lease liability is measured at amortized cost using the effective interest rate method. It is re-measured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Group assessment of option purchases, contract extensions or termination options.

● Impairment of long-lived assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition below are the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. There were no indicators of impairments of these assets as of June 30,2025 and December 31, 2024.

● Revenue recognition

ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied. This new guidance provides a five-step analysis in determining when and how revenue is recognized. Under the new guidance, revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. In addition, the new guidance requires disclosure of the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

The Company currently generates its revenue from the following main sources:

Sales on website

Before December 10, 2024, the Company operated an online platform to sell Clean Food to retail customers and recognized revenue on a gross basis. The Company was a principal because it controlled the promised goods or service before transferring it to a customer. Once purchase orders were received from customers, the Company purchased desired products from suppliers, took control of purchased products in its warehouses, and then organized the shipping and delivery of products to customers.

The Company accounted for revenue from sales of Clean Food on a gross basis. It was responsible for fulfilling the promise to provide the desired Clean Food to customers, was subject to inventory risk prior to transfer control, and had discretion in establishing prices.

The Company’s revenue is recognized in accordance with Accounting Standards Codification Topic 606, Revenue from Contract with Customers (“ASC 606”). ASC 606 requires the use of a five-step model, which requires that the Company (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when the Company satisfies the performance obligation.

The Company’s contracts with customers were fixed price contracts and had one single performance obligation, which was the promise to transfer the specified goods. The entire transaction price was allocated to this obligation. Revenue was recognized at a point in time when control of the goods was transferred to the customer, which was determined to occur upon the customer’s acceptance of the goods at delivery, as evidenced by signed proof of delivery. Revenue was reported net of all valued added taxes (“VAT”)

Revenues were recorded net of return allowances, sales incentives, value-added taxes and related surcharges. For sales on website, the Company offered an unconditional right of return for a period of seven days upon receipt of products. The Company based its estimates of sales return on historical results. For the six months ended June 30, 2024, the amount of sales return was insignificant. The Company may have provided sales incentives in the form of discounts to customers, which could be determined before the customer placed the order. Revenue, recognized on a net basis after such sales incentives, was allocated based on the relative standalone selling prices for respective products.

Payment for online retail customers was due at the point of sale.

Sales offline

In the second half of 2024, the Company started offline sales which mainly focused on the non-retail customers. For the offline sales, the customer’s order goods from the Company according to their own needs, then the company will order the corresponding products from the suppliers. The Company’s offline sales have the following categories: functional skincare products and health products. The Company was a principal because it controlled the promised good or service before transferring it to a customer. Once purchase orders are received from customers, the Company purchases desired products from suppliers, takes control of purchased products in its warehouses, and then organizes the shipping and delivery of products to customers. New customers are typically required to make certain prepayment to the Company before the Company purchases products from suppliers.

The Company accounts for revenue from sales of functional skincare products and health products on a gross basis. It is responsible for fulfilling the promise to provide the desired electronic component products to customers, is subject to inventory risk prior to transfer control, and has the discretion in establishing prices.

The Company’s revenue is recognized in accordance with Accounting Standards Codification Topic 606, Revenue from Contract with Customers (“ASC 606”). ASC 606 requires the use of a five-step model, which requires that the Company (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when the Company satisfies the performance obligation

The Company’s contracts with customers are fixed price contracts and have one single performance obligation, which is the promise to transfer the specified goods. The entire transaction price is allocated to this obligation. Revenue is recognized at a point in time when control of the goods is transferred to the customer, which is determined to occur upon the customer’s acceptance of the goods at delivery, as evidenced by signed proof of delivery. Revenue is reported net of all valued added taxes (“VAT”)

Revenues are recorded net of return allowances, sales incentives, value-added taxes and related surcharges. For sales through offline channels, the Company’s sales terms do not provide a right of return beyond a standard quality policy. The Company bases its estimates of sales return on historical results. For the six months ended June 30, 2025, the amount of sales return was insignificant. The Company may provide sales incentives in the form of discounts to customers, which can be determined before the customer placed the order. Revenue, recognized on a net basis after such sales incentives, are allocated based on the relative standalone selling prices for respective products.

Payment terms for distributing customers are generally set 30 days after the consideration becomes due and payable.

Advance payments from customers are recorded as contract liabilities and are recognized as revenue when the products are delivered and the performance obligation is satisfied. The Company does not routinely allow product returns, and historically, returns have been immaterial. There are no separate rebates, discounts, or volume incentives offered.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Service revenue

The Company generates revenue from providing training services under separate contracts to customers as a principal. The terms of pricing stipulated in the contracts are fixed. One performance obligation is identified in the contracts with customers.

The Company’s revenue from training services is recognized in accordance with ASC 606. ASC 606 requires the use of a five-step model, which requires that the Company (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when the Company satisfies the performance obligation.

Revenue is recognized upon the transfer of control of promised services provided to the Company’s customers, in the amount of consideration the Company expect to receive for those services (excluding sales taxes collected on behalf of government authorities). The Company’s revenue contracts generally do not include a right of return in relation to the delivered products or services.

The Company applied a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. The Company has no material incremental costs of obtaining contracts with customers that the Company expects the benefit of those costs to be longer than one year which need to be recognized as assets.

 ● Cost of revenues

The shipping and handling costs as well as the cost of purchased Functional skincare products and Clean Food products listed for sale on the Company’s platform are included as part of cost of goods sold. The Company expenses shipping and handling costs in conjunction with sale of its products as incurred.

● Sales and marketing expense

Advertising, sales and marketing costs consist primarily of costs for the promotion of business brand and product marketing. The Company expensed all marketing and advertising costs as incurred.

● Research and development expense

Research and development expenditures include salaries, wages and other costs of personnel engaged in research and development. Costs of services performed by others for research and development on the Company’s behalf are expensed when incurred. The Company’s research and development expense primarily includes software development and the development of new products.

● Income taxes

The Company is subject to the income tax laws of the PRC. No taxable income was generated outside the PRC for the six months ended June 30, 2025 and 2024. The Company accounts for income taxes in accordance with ASC740, “Income Taxes”. The provision for income taxes is determined using the asset and liability approach of accounting for income taxes. Under this approach, the provision for income taxes represents income taxes paid or payable (or received or receivable) for the current year plus the change in deferred taxes during the year. Deferred taxes represent the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid, and result from differences between the financial and tax bases of the Company’s assets and liabilities and are adjusted for changes in tax rates and tax laws when enacted.

Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized. In evaluating the need for a valuation allowance, management considers all potential sources of taxable income, including income available in carryback periods, future reversals of taxable temporary differences, projections of taxable income, and income from tax planning strategies, as well as all available positive and negative evidence. Positive evidence includes factors such as a history of profitable operations, projections of future profitability within the carryforward period, including from tax planning strategies, and the Company’s experience with similar operations. Existing favorable contracts and the ability to sell products into established markets are additional positive evidence. Negative evidence includes items such as cumulative losses, projections of future losses, or carryforward periods that are not long enough to allow for the utilization of a deferred tax asset based on existing projections of income. Deferred tax assets for which no valuation allowance is recorded may not be realized upon changes in facts and circumstances, resulting in a future charge to establish a valuation allowance.

Tax benefits related to uncertain tax positions taken or expected to be taken on a tax return are recorded when such benefits meet a more likely than not threshold. Otherwise, these tax benefits are recorded when a tax position has been effectively settled, which means that the statute of limitation has expired or the appropriate taxing authority has completed their examination even though the statute of limitations remains open. Interest and penalties related to uncertain tax positions are recognized as part of the provision for income taxes and are accrued beginning in the period that such interest and penalties would be applicable under relevant tax law until such time that the related tax benefits are recognized. There were no material uncertain tax positions as of June 30,2025 and December 31, 2024. All tax returns since the Company’s inception are subject to examination by tax authorities.

● Value added taxes (“VAT”)

Sales represents the invoiced value of goods, net of VAT. The VAT is based on gross sales price and VAT rates, depending on the type of products sold. The VAT may be offset by VAT paid by the Company on inventory acquired. The Company recorded a VAT payable net of payments in the accompanying financial statements. All of the VAT returns of the Company have been and remain subject to examination by the tax authorities for five years from the date of filing.

As of June 30, 2025, “Chunshang Xiamen” ’s product sales and services revenues were subject to VAT at a reduced rate of 1% and subject to surcharges at a reduced surcharge rate of 6% of the VAT payable.

As of June 30, 2025, “Chunran Guangzhou” ’s product sales and services revenues were subject to VAT at a reduced rate of 1% and subject to surcharges at a reduced surcharge rate of 6% of the VAT payable.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

● Foreign currency transactions and translations

An entity’s functional currency is the currency of the primary economic environment in which it operates, normally that is the currency of the environment in which the entity primarily generates and expends cash. Management’s judgment is essential to determine the functional currency by assessing various indicators, such as cash flows, sales price and market, expenses, financing and inter-company transactions and arrangements. The functional currency of the Company is the Renminbi (“RMB’), and PRC is the primary economic environment in which the Company operates. The reporting currency of these combined financial statements is the United States dollar (“US Dollars” or “$”).

For financial reporting purposes, the financial statements of the Company, which are prepared using the RMB, are translated into the Company’s reporting currency, the United States Dollar. Assets and liabilities are translated using the exchange rate at each balance sheet date. Revenue and expenses are translated using average rates prevailing during each reporting period, and shareholders’ equity is translated at historical exchange rates when capital transaction occurred. Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive income (loss) in stockholders’ equity. Cash flows from the Company’s operations are calculated based upon the local currencies using the average translation rate. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transactions. The resulting exchange differences are included in the determination of net loss of the consolidated financial statements for the respective periods.

The exchange rates used for foreign currency translation were as follows (US Dollars $1 = RMB):

	Period/Year End	Average
06/30/2025	7.1636	7.2526
12/31/2024	7.2993	7.1957
06/30/2024	7.2672	7.2150

No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation.

● Comprehensive loss

Comprehensive loss is defined as the change in equity of the Company during a period from transactions and other events and circumstances excluding those resulting from investments by and distributions to shareholders. Accumulated other comprehensive loss, as presented on the accompanying consolidated balance sheets, only consists of cumulative foreign currency translation adjustment.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

● Fair value of financial instruments

The Company also follows the guidance of the ASC Topic 820-10, “Fair Value Measurements and Disclosures” (“ASC 820-10”), with respect to financial assets and liabilities that are measured at fair value. ASC 820-10 establishes a three-tier fair value hierarchy that prioritizes the inputs used in measuring fair value as follows:

●	Level 1: Inputs are based upon unadjusted quoted prices for identical instruments traded in active markets;

●	Level 2: Inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques (e.g., Black-Scholes Option-Pricing model) for which all significant inputs are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

●	Level 3: Inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.

Unless otherwise disclosed, the fair value of the Company’s financial instruments, including cash and cash equivalents, restricted cash, accounts receivable, inventories, and other current assets, accounts payable, due to related parties, accrued expenses, and other current liabilities approximate the fair value of the respective assets and liabilities as of June 30, 2025 and December 31, 2024 based upon the short-term nature of the assets and liabilities. For operating lease liabilities, fair value approximates their carrying value at the year-end as the fair value is estimated by used discounted cash flow, in which incremental borrowing rates used to discount the host contracts approximate market rates. For the six months ended June 30, 2025 and 2024, there were no transfers between different levels of inputs used to measure fair value.

● Concentration risk

A majority of the Company’s transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance. Under PRC regulations, each bank account is insured by People’s bank of China with the maximum amount of RMB 500,000 (approximately US$69,797). The cash balance held in the PRC bank accounts and other third party payment platform was $ 33,341,081 and $ 43,396,977 as of June 30, 2025 and December 31, 2024, respectively.

For the six months ended June 30, 2025 and 2024, most of the Company’s assets were located in the PRC and all of the Company’s revenues were derived from the PRC.

For the six months ended June 30, 2025, three major suppliers accounted for approximately 50.6%, 27.7% and 15.9% of total purchase. For the six months ended June 30, 2024, three major suppliers accounted for approximately 20.3%, 16.8% and 14.6% of total purchase. As of June 30, 2025,three major suppliers accounted for approximately 50.7%, 23.5% and 10.3% of the advance to suppliers balance. As of December 31, 2024,three major suppliers accounted for approximately 64.6%, 17.8% and 12.0% of the advance to suppliers balance.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

● Recent accounting pronouncements

In November 2024, the FASB released ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures. The purpose of this update is to improve the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions (such as cost of sales, selling expenses, general and administrative expenses, and research and development expenses). ASU 2024-04 is effective for all public business entities, for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Any entity qualified as public business entity shall apply ASU 2024-04 prospectively to financial statements issued for current period and all comparative periods. Early adoption is permitted. The Company is currently evaluating the impact of this ASU on its financial statements.

In January 2025, the FASB issued ASU No. 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. This ASU amends the effective date of ASU 2024-03 to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption of Update 2024-03 is permitted. The Company is currently evaluating the impact of this ASU on its financial statements.

In July 2025, the FASB issued ASU 2025-05 - Financial Instruments—Credit Losses (Topic 326). The amendments in this Update provide (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. An entity that elects the practical expedient and the accounting policy election, if applicable, should apply the amendments in this Update prospectively. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Company is evaluating the impact of the adoption of this guidance. The Company believes the future adoption of this ASU is not expected to have a material impact on its financial statements.

On September 18, 2025, the FASB issued Accounting Standards Update (ASU) 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software. ASU 2025-06 modernizes the accounting for internal-use software (the existing internal-use software guidance does not contemplate more current methods of software development). The amendments in ASU 2025-06 are limited and focused on the key challenge that entities face in applying FASB Accounting Standards Codification (FASB ASC) 350-40—applying that guidance to software that is developed using modern, iterative approaches such as Agile, DevOps, and continuous-deployment models that do not fit neatly into the legacy “preliminary-project / application-development / post-implementation” stages described in today’s Subtopic 350-40.The amendments in this Update are effective for all entities for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods. Early adoption is permitted as of the beginning of an annual reporting period. The Company expects the adoption on this ASU will not have a material effect on the Company’s consolidated financial statements.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss in these notes to its financial statements recent standards that are not anticipated to have an impact on, or are unrelated to, its consolidated financial condition, results of operations, or cash flows or disclosures.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS